UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Hovde Capital Advisors LLC
Address    1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number:    028-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Richard J. Perry, Jr
Title   Managing Member
Phone   (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr       Washington, D.C.          February 14, 2011
------------------------       -------------------       -----------------
[Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      32
Form 13F Information Table Value Total:      173,985   (thousands)

List of Other Included Managers:             NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
AGREE REALTY CORP              COM              008492100     7140    272606 SH       SOLE    NONE             0   272606   0
ALLSTATE CORP                  COM              020002101     4900    153706 SH       SOLE    NONE             0   153706   0
ANWORTH MORTGAGE ASSET CP      COM              037347101     2432    347472 SH       SOLE    NONE             0   347472   0
BB&T CORP                      COM              054937107     7319    278400 SH       SOLE    NONE             0   278400   0
BENEFICIAL MUTUAL BANCORP INC  COM              08173R104     1552    175810 SH       SOLE    NONE             0   175810   0
CVB FINANCIAL CORP             COM              126600105      635     73271 SH       SOLE    NONE             0    73271   0
DISCOVER FINANCIAL SERVICES    COM              254709108     4282    231100 SH       SOLE    NONE             0   231100   0
EAGLE MATERIALS INC            COM              26969P108     4888    173015 SH       SOLE    NONE             0   173015   0
FIRST MERCHANTS CORP           COM              320817109     1711    193073 SH       SOLE    NONE             0   193073   0
FOXCHASE                       COM              35137T108      919     77538 SH       SOLE    NONE             0    77538   0
HERITAGE FINL CORP WASH        COM              42722X106     2980    214049 SH       SOLE    NONE             0   214049   0
ST JOE CO                      COM              790148100     6757    309255 SH       SOLE    NONE             0   309255   0
KEYCORP NEW                    COM              493267108     9623   1087301 SH       SOLE    NONE             0  1087301   0
LAKELAND FINL CORP             COM              511656100     2347    109378 SH       SOLE    NONE             0   109378   0
LENDER PROCESSING SVCS INC     COM              52602E102     8459    286543 SH       SOLE    NONE             0   286543   0
MASTERCARD INC                 CL A             57636Q104     4288     19134 SH       SOLE    NONE             0    19134   0
MFA MORTGAGE INVESTMENTS INC   COM              55272X102     1979    242473 SH       SOLE    NONE             0   242473   0
M I SCHOTTENSTEIN HOMES INC    COM              55305B101     5897    383410 SH       SOLE    NONE             0   383410   0
MORGAN STANLEY                 COM NEW          617446448     7291    267945 SH       SOLE    NONE             0   267945   0
ANNALY CAPITAL MANAGEMENT INC  COM              035710409     4886    272683 SH       SOLE    NONE             0   272683   0
OCEAN SHORE HOLDING CO         COM              67501R103     3810    332785 SH       SOLE    NONE             0   332785   0
PEOPLES UTD FINL INC           COM              712704105     6681    476900 SH       SOLE    NONE             0   476900   0
EPLUS INC                      COM              294268107    21628    914872 SH       SOLE    NONE             0   914872   0
PNC BANK CORP                  COM              693475105     9521    156800 SH       SOLE    NONE             0   156800   0
PRUDENTIAL FINANCIAL INC       COM              744320102     4292     73100 SH       SOLE    NONE             0    73100   0
REINSURANCE GROUP OF AMERICA   COM NEW          759351604    10934    203581 SH       SOLE    NONE             0   203581   0
R R DONNELLEY & SONS CO        COM              257867101     4977    284900 SH       SOLE    NONE             0   284900   0
SIMON PROPERTY GROUP INC       COM              828806109     7313     73500 SH       SOLE    NONE             0    73500   0
STATE STREET CORP              COM              857477103     7331    158194 SH       SOLE    NONE             0   158194   0
UNIVEST CORP PA                COM              915271100     1771     92389 SH       SOLE    NONE             0    92389   0
WASHINGTON BKG CO OAK HBR WASH COM              937303105      554     40410 SH       SOLE    NONE             0    40410   0
SECTOR SPDR TR                 SBI INT-UTILS    81369Y886     4889    156000 SH       SOLE    NONE             0   156000   0

TOTAL								     173,985